Long-term debt	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Long-term debt
10.	Long-term debt:

	2017	2016
Long-term debt:
Revolving credit facilities (a)	$854,121	$958,304
Term loan credit facilities (b)	1,196,016	1,600,085
Senior unsecured notes (c)	417,925	345,000
Deferred financing fees	(17,429)	(18,875)
Long-term debt	2,450,633	2,884,514
Current portion	(257,800)	(314,817)
Long-term debt	$2,192,833	$2,569,697

(a)	Revolving credit facilities:

As of December 31, 2017, the Company had three long-term revolving credit facilities (“Revolvers”) available and a line of credit, which provided for aggregate borrowings of up to $974,132,000 (2016 – $1,118,315,000), of which $120,000,000 (2016 – $160,011,000) was undrawn. One of the term loan credit facilities (“Term Loans”) has a revolving loan component and this component has been included in the Revolvers.

In April 2017, the Company entered into a 364-day unsecured, revolving loan facility with various banks for up to $120,000,000 to be used to fund vessels under construction and for general corporate purposes. The facility bears interest at LIBOR plus a margin. At December 31, 2017, no amounts had been drawn under this facility.

The Revolvers mature between April 2018 and December 2023.

Based on the Revolvers outstanding at December 31, 2017, the minimum repayments for the balances outstanding are as follows:

2018	$65,923
2019	197,320
2020	53,281
2021	56,416
2022	422,941
Thereafter	58,240
$854,121

Interest is calculated as one month LIBOR plus a margin per annum. At December 31, 2017, the one month LIBOR was 1.5% (2016 – 0.8%) and the margins ranged between 0.5% and 1.4% (2016 – 0.5% and 1.3%). The weighted average rate of interest, including the margin, was 2.2% at December 31, 2017 (2016 – 1.4%). Interest payments are made monthly.

The Company is subject to commitment fees ranging between 0.2% and 0.4% calculated on the undrawn amounts under the various facilities.

The Revolver loan payments are made in semi-annual payments commencing six or thirty-six months after delivery of the associated newbuilding containership for the secured facilities.  For one of our Revolvers, with a principal outstanding of $58,240,000, payment is due in full at maturity.

(b)	Term loan credit facilities:

As of December 31, 2017, the Company had 12 Term Loans available, which provided for aggregate borrowings of up to $1,301,616,000 (2016 – $1,600,085,000), of which $105,600,000 is undrawn (2016 – nil). One of the Term Loans has a revolving loan component that has been included in the Revolvers.

The Term Loans mature between December 2018 and January 2030.

Based on the Term Loans outstanding at December 31, 2017, the minimum repayments for the balances outstanding are as follows:

2018	$193,253
2019	101,205
2020	176,254
2021	244,836
2022	77,936
Thereafter	402,532
$1,196,016

For certain of our Term Loans with a total principal outstanding of $1,117,730,000 interest is calculated as one month, three month or six month LIBOR plus a margin per annum, depending on the interest period selected by the Company. At December 31, 2017, the one month, three month and six month LIBOR was 1.6%, 1.5% and 1.5%, respectively (2016 – 0.8%, 1.0% and 1.2%, respectively) and the margins ranged between 0.4% and 4.8% (2016 – 0.4% and 4.8%).

For certain of our Term Loans with a total principal outstanding of $78,288,000, interest is calculated based on the Export-Import Bank of Korea (KEXIM) plus 0.7% per annum.

The weighted average rate of interest, including the margin, was 3.6% at December 31, 2017 (2016 – 3.2%). Interest payments are made in monthly, quarterly or semi-annual payments.

The Term Loan payments are made in quarterly or semi-annual payments commencing three, six or thirty-six months after delivery of the associated newbuilding containership or utilization date. For one of our Term Loans with a total principal outstanding of $29,200,000, payment is due on the third anniversary of the drawdown date.

For one of the Company’s term loan credit facilities, the Company initially obtained a waiver from the lender extending the grace period for securing acceptable replacement charters for two of the vessels to the fourth quarter of 2017. In September 2017, the Company received another waiver from the lender which extends the grace period for securing replacement charters to October 2020. If either of the vessels remains unemployed for a consecutive period of more than 90 days, then the waiver will be terminated. In addition, the Company prepaid $7,700,000 of the loan balance in September 2017.

For another one of the Company’s term loan credit facilities, the Company entered into a supplement to the loan agreement with the lender for the third vessel, extending the grace period for securing an acceptable replacement charter for the vessel to the fourth quarter of 2018. If an acceptable replacement charter is not secured by the fourth quarter of 2018, the loan may become due and payable. The Company is currently in discussions with the lender to amend the waiver.

(c)	Senior unsecured notes:

During 2014, the Company issued in a public offering, 13,800,000 senior unsecured notes due 2019 at a price of $25.00 per note for gross proceeds of $345,000,000 (the “2019 Notes”). The 2019 Notes will mature on April 30, 2019 and bear interest at a rate of 6.375% per annum payable quarterly. During 2017, the Company repurchased 282,985 of the 2019 Notes for $7,075,000.

On October 10, 2017, the Company issued, in a public offering, 3,200,000 senior unsecured notes due 2027 at a price of $25.00 per note for gross proceeds of $80,000,000 (the “2027 Notes”). The 2027 Notes will mature on October 30, 2027 and bear interest at a rate of 7.125% per annum, payable quarterly.

(d)	General:

The security for each of the Company’s current secured credit facilities includes:

•	A first priority mortgage on the collateral vessels funded by the related credit facility;
•	An assignment of the Company’s time charters and earnings related to the related collateral vessels;
•	An assignment of the insurance on each of the vessels that are subject to a related mortgage;
•	An assignment of the Company’s related shipbuilding contracts; and
•	A pledge of the related retention accounts.

The Company may prepay certain amounts outstanding without penalty, other than breakage costs in certain circumstances.  Under each of our credit facilities, in certain circumstances a prepayment may be required as a result of certain events, including the sale or loss of a vessel, a termination or expiration of a charter (and the inability to enter into a charter suitable to lenders within a period of time), termination of a shipbuilding contract or a change of control. The amount that must be prepaid may be calculated based on the loan to market value ratio or some other ratio that takes into account the market value of the relevant vessels.  In these circumstances, valuations of our vessels are conducted on a “without charter” basis as required under the relevant credit facility agreement.

Each credit facility contains financial covenants requiring the Company to maintain minimum liquidity, tangible net worth, interest coverage ratios, interest and principal coverage ratios, and debt to assets ratios, as defined. The Company is in compliance with these covenants at December 31, 2017.